CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim BulletShares 2013 Corporate Bond ETF (“BSCD”)
Guggenheim BulletShares 2014 Corporate Bond ETF (“BSCE”)
Guggenheim BulletShares 2015 Corporate Bond ETF (“BSCF”)
Guggenheim BulletShares 2016 Corporate Bond ETF (“BSCG”)
Guggenheim BulletShares 2017 Corporate Bond ETF (“BSCH”)
Guggenheim BulletShares 2018 Corporate Bond ETF (“BSCI”)
Guggenheim BulletShares 2019 Corporate Bond ETF (“BSCJ”)
Guggenheim BulletShares 2020 Corporate Bond ETF (“BSCK”)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (“BSJD”)
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (“BSJE”)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (“BSJF”)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (“BSJG”)
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (“BSJH”)
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (“BSJI”)
Guggenheim Enhanced Core Bond ETF (“GIY”)
Guggenheim Enhanced Short Duration Bond ETF (“GSY”)
Guggenheim S&P Global Dividend Opportunities Index ETF (“LVL”)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Canadian Energy Income ETF (“ENY”)
Guggenheim China Real Estate ETF (“TAO”)
Guggenheim China Small Cap ETF (“HAO”)
Guggenheim Frontier Markets ETF (“FRN”)
Guggenheim International Multi-Asset Income ETF (“HGI”)
Guggenheim Shipping ETF (“SEA”)
Guggenheim Timber ETF (“CUT”)
Guggenheim Yuan Bond ETF (“RMB”)

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

The Bank of New York Mellon (“BNY”) continues to serve as the fund accounting and transfer agent for the above-listed Funds.  The address of BNY is:
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

All references to Computershare Limited and its address are hereby deleted from the Prospectus and SAI of each Fund and replaced with references to BNY and the above address to reflect this change.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

 Please Retain This Supplement for Future Reference

January 8, 2013	BSTRUSTS-SUP